UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2007
(Registrant changed its fiscal
year end from December 31)

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2007 (Unaudited)

Moody’s Rating	Principal Amount (000)#		Description	Value
LONG-TERM INVESTMENTS 98.2%
ASSET BACKED SECURITIES 5.5%
			ACE Securities Corp.,
			Ser. 2004-OP1, Class M1,
Aa2	$387		5.84%, 4/25/34(h)	$381,159
			Ser. 2006-HE2, Class A2D,
Aaa	362		5.59%, 5/25/36(h)	349,330
			Aegis Asset Backed Securities Trust,
			Ser. 2003-1, Class M1,
Aa2	632		6.895%, 5/25/33(h)	622,042
			American Express Credit Account Master Trust,
			Ser. 2004-C, Class C,
Baa1	190	(f)	5.82%, 2/15/12(h)	190,772
			American Home Mortgage Investment Trust,
			Ser. 2004-4, Class 4A,
Aaa	414		4.39%, 2/25/45(h)	408,228
			Ameriquest Mortgage Securities, Inc.,
			Ser. 2001-2, Class M3,
Baa2	175		8.245%, 10/25/31(h)	169,750
			Amortizing Residential Collateral Trust,
			Ser. 2002-BC7, Class M2,
AA+(e)	39		6.67%, 10/25/32(h)	30,862
			Ser. 2002-BC8, Class A3,
Aaa	1,029		6.32%, 11/25/32(h)	1,029,812
			Argent Securities, Inc.,
			Ser. 2003-W10, Class M2,
A2	1,100		6.97%, 1/25/34(h)	990,000
			BA Credit Card Trust,
			Ser. 2006-C5, Class C5,
Baa2	1,475		5.72%, 1/15/16(h)	1,477,263
			Bank One Issuance Trust,
			Ser. 2003-C1, Class C1,
Baa2	740		4.54%, 9/15/10	736,667
			Bear Stearns Asset Backed Securities, Inc.,
			Ser. 2002-2 Class A2,
Aaa	404		5.92%, 10/25/32(h)	401,805
			Brazos Student Finance Corp.,
			Ser. 1998-A, Class A2,
Aaa	458		5.75%, 6/1/23(h)	458,939
			CDC Mortgage Capital Trust,
			Ser. 2002-HE3, Class M2,
Baa2	98		8.695%, 3/25/33(h)	68,452
			Centex Home Equity,
			Ser. 2005-A, Class M4,
A1	600		6.12%, 1/25/35(h)	540,000
			Citibank Credit Card Issuance Trust,
			Ser. 2003-C4, Class C4,
Baa2	1,630		5.00%, 6/10/15	1,573,313
			College Loan Corp. Trust,
			Ser. 2006-1, Ser. A, I/O,
Aaa	3,500		10.00%, 7/25/08	356,016

			Countrywide Asset Backed Certs.,
			Ser. 2002-BC3, Class M2,
Baa1	574		7.045%, 5/25/32(h)	459,334
			Ser. 2004-12, Class MV3,
Aa3	650		5.98%, 3/25/35(h)	640,250
			CS First Boston Mtge. Securities Corp.,
			Ser. 2002-HE4, Class M2,
A2	52		7.57%, 8/25/32(h)	40,261
			Equity One ABS, Inc.,
			Ser. 2004-3, Class M1,
Aa2	520		5.70%, 7/25/34	506,364
			First Franklin Mortgage Loan Asset Backed Certs.,
			Ser. 2005-FF6, Class M2,
Aa2	640		5.76%, 5/25/36(h)	630,400
			Ser. 2005-FFH1, Class M2,
Aa2	520		5.84%, 6/25/36(h)	512,200
			Ford Credit Auto Owner Trust,
			Ser. 2006-B, Class C,
Baa2	545		5.68%, 6/15/12	548,154
			Fremont Home Loan Trust,
			Ser. 2003-B, Class M1,
Aa2	250		6.02%, 12/25/33(h)	246,250
			GSAMP Trust,
			Ser. 2006-HE3, Class A2D,
Aaa	1,500		5.57%, 5/25/36(h)	1,447,500
			Home Equity Asset Trust,
			Ser. 2003-5, Class M1,
Aa2	950		6.02%, 12/25/33(h)	935,750
			HSI Asset Securitization Corp. Trust,
			Ser. 2006-HE2, Class 2A1,
Aaa	248		5.37%, 12/25/36(h)	246,410
			IXIS Real Estate Capital Trust, Home Equity Loan,
			Ser. 2006-HE1 Class A4,
Aaa	800		5.62%, 3/25/36(h)	772,000
			Ser. 2006-HE2, Class A4,
Aaa	750		5.58%, 8/25/36(h)	723,750
			Long Beach Mortgage Loan Trust,
			Ser. 2004-4, Class 1A1,
Aaa	41		5.60%, 10/25/34(h)	41,253
			MBNA Master Credit Card Trust USA,
			Ser. 1999-J, Class C,
BBB(e)	1,400	(f)	7.85%, 2/15/12	1,476,750
			Morgan Stanley ABS Capital I,
			Ser. 2003-HE1, Class M1,
Aa2	542		6.12%, 5/25/33(h)	534,309
			New Century Home Equity Loan Trust,
			Ser. 2004-4, Class M1,
Aa1	1,600		5.83%, 2/25/35(h)	1,576,373
			Quest Trust,
			Ser. 2004-X2, Class A1,
Aaa	10	(f)	5.88%, 6/25/34(h)	10,141
			Residential Asset Mortgage Products, Inc.,
			Ser. 2004-RS12, Class MII2,
Aa3	550		6.12%, 12/25/34(h)	544,500

		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
A1	287	7.045%, 8/25/32(h)	258,226
		Ser. 2002-3, Class M1,
Aaa	445	6.07%, 12/25/32(h)	438,171
		Securitized Asset Backed Receivables LLC Trust,
		Ser. 2006-FR1, Class M1,
Aa2	900	5.72%, 11/25/35(h)	810,000
		Small Business Administration Corp.,
		Ser. 2001-P10B, Class 1,
NR	1,101	6.344%, 3/10/35	1,116,629
		Ser. 2000-P10B, Class 1,
Aaa	46	7.449%, 8/10/10	46,374
		Small Business Administration Participation Certificates,
		Ser. 2001-20A, Class 1,
Aaa	603	6.29%, 1/1/21	617,188
		Ser. 2003-201, Class 1,
Aaa	231	5.13%, 9/1/23	228,611
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	5.97%, 8/25/33(h)	643,589
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
BBB(e)	346	7.32%, 7/25/32(h)	294,100

		Total asset backed securities	26,129,247

COLLATERALIZED MORTGAGE OBLIGATIONS 2.5%
		Banc of America Funding Corp.,
		Ser 2005-D, Class A1,
AAA(e)	516	4.113%, 5/25/35(h)	506,752
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	57	6.50%, 10/25/31	56,919
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser.2002-11, Class 1A1,
Aaa	175	5.626%, 2/25/33(h)	174,455
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Aaa	789	5.376%, 5/25/35(h)	788,112
		Ser. 2005-4, Class 23A2,
Aaa	263	5.376%, 5/25/35(h)	262,191
		Countrywide Home Loans,
		Ser. 2005-HYB9, Class 3A2A,
Aaa	231	5.25%, 2/20/36(h)	230,182
		Countrywide Home Loan Mortgage Pass-Thru Trust,
		Ser. 2004-18CB, Class 3A-1,
Aaa	650	5.25%, 9/25/19	631,287
		Fannie Mae,
		Ser. 2000-32, Class FM,
NR	9	5.77%, 10/18/30(h)	9,022
		Ser. 2001-29, Class Z,
NR	462	6.50%, 7/25/31	468,239
		FHLMC Structured Pass-Through Securities,
		Ser. T-61, Class 1A1,
NR	870	6.429%, 7/25/44(h)	874,016
		Ser. T-63, Class 1A1,
NR	84	6.229%, 2/25/45(h)	83,938

			Freddie Mac,
			Ser. 1628, Class LZ,
NR	263		6.50%, 12/15/23	269,626
			Ser. 1935, Class JZ,
NR	642		7.00%, 2/15/27	661,231
			Ser. 2241, Class PH,
NR	363		7.50%, 7/15/30	364,375
			Government National Mortgage Association,
			Ser. 2000-26, Class DF,
NR	5		5.72%, 9/20/30(h)	4,524
			Ser. 2000-30, Class FB,
NR	5		5.77%, 10/16/30(h)	5,482
			Indymac ARM Trust,
			Ser. 2001-H2, Class A1,
Aaa	6		6.684%, 1/25/32(h)	6,031
			Master Alternative Loan Trust,
			Ser. 2004-4, Class 4A-1,
Aaa	538		5.00%, 4/25/19	518,312
			Master Asset Securitization Trust,
			Ser. 2003-7, Class 1A2,
AAA(e)	537		5.50%, 9/25/33	514,198
			Prime Mortgage Trust,
			Ser. 2004-CL1, Class 1A2,
AAA(e)	217		5.72%, 2/25/34(h)	217,608
			Ser. 2004-CL1, Class 2A2,
AAA(e)	59		5.72%, 2/25/19(h)	59,394
			Regal Trust IV,
			Ser. 1999-1, Class A,
AAA(e)	951	(f)	5.799%, 9/28/31(h)	946,528
			Residential Funding Mortgage Securities I,
			Ser. 2003-S9, Class A1,
Aaa	110		6.50%, 3/25/32	110,648
			Structured Adjustable Rate Mortgage Loan Trust,
			Ser. 2004-1, Class 4A-3,
Aaa	1,001		4.17%, 2/25/34(h)	1,002,633
			Structured Asset Mortgage Investments, Inc.,
			Ser. 2002-AR3, Class A1,
Aaa	142		5.65%, 9/19/32(h)	141,642
			Structured Asset Securities Corp.,
			Ser. 2002-1A, Class 4A,
Aaa	27		6.063%, 2/25/32(h)	27,254
			Ser, 2002-14A, Class 2A1,
Aaa	17		7.21%, 7/25/32(h)	16,764
			Thornburg Mortgage Securities Trust,
			Ser. 2006-6, Class A1,
Aaa	418		5.43%, 12/25/36(h)	416,748
			WAMU Mortgage Pass-Through Certs.,
			Ser. 2002-AR15, Class A5,
Aaa	326		4.38%, 12/25/32(h)	324,787
			Ser. 2003-R1, Class A1,
Aaa	1,104		5.86%, 12/25/27(h)	1,103,285
			Ser.2005-AR13, Class 1A1,
Aaa	176		5.61%, 10/25/45(h)	175,775
			Washington Mutual MSC Mortgage Pass-Thru Certs.,
			Ser. 2003-AR1, Class 2A,
Aaa	22		5.41%, 2/25/33(h)	22,205

			Wells Fargo Mortgage Backed Securities Trust,
			Ser. 2006-AR2, Class 2A1,
AAA(e)	842		4.95%, 3/25/36(h)	834,379

			Total collateralized mortgage obligations	11,828,542

COMMERCIAL MORTGAGE BACKED SECURITIES 8.2%
			Banc of America Commercial Mortgage, Inc.,
			Ser. 2005-1, Class ASB,
AAA(e)	1,450		4.85%, 11/10/42(h)	1,423,858
			Bear Stearns Commercial Mortgage Securities,
			Ser. 2001-TOP4, Class E,
Baa2	650	(f)	6.47%, 11/15/33(h)	657,345
			Ser. 2005-T18, Class AAB,
Aaa	600		4.823%, 2/13/42(h)	574,529
			Ser. 2005-T20, Class AAB,
Aaa	800		5.139%, 10/12/42(h)	782,319
			Citigroup/Deutsche Bank Commercial Mortgage Trust,
			Ser. 2006-CD3, Class A5,
Aaa	2,700		5.617%, 10/15/48	2,641,114
			Ser. 2007-CD4, Class A3,
Aaa	1,300		5.293%, 12/11/49	1,261,668
			Credit Suisse Mortgage Capital Certificates,
			Ser. 2006-C5, Class A3,
Aaa	390		5.311%, 12/15/39	372,395
			Greenwich Capital Commercial Funding Corp.,
			Ser. 2003-C1, Class A4,
Aaa	3,300		4.111%, 7/5/35	3,059,365
			GS Mortgage Securities Corp. II,
			Ser. 2006-GG6, Class AAB,
AAA(e)	715		5.587%, 4/10/38(h)	706,841
			J.P. Morgan Chase Commercial Mortgage Securities,
			Ser. 2003-CB6, Class A2,
Aaa	1,500		5.255%, 7/12/37(h)	1,469,192
			Ser. 2003-ML1A, Class A2,
Aaa	1,740		4.767%, 3/12/39	1,666,998
			Ser. 2005-CB13, Class A4,
Aaa	1,880		5.472%, 1/12/43(h)	1,817,940
			Ser. 2005-LDP2, Class ASB,
Aaa	1,800		4.659%, 7/15/42	1,720,533
			Ser. 2005-LDP4, Class A4,
Aaa	870		4.918%, 10/15/42(h)	818,321
			Ser. 2006-CB15, Class A4,
Aaa	2,215		5.814%, 6/12/43(h)	2,199,745
			Ser. 2006-CB17, Class A4,
Aaa	2,600		5.429%, 12/12/43	2,506,220
			LB-UBS Commercial Mortgage Trust,
			Ser. 2002-C2, Class C,
Aaa	600		5.696%, 7/15/35	601,990
			Ser. 2003-C8, Class A3,
Aaa	1,295		4.83%, 11/15/27	1,260,890
			Ser. 2004-C8, Class A6,
Aaa	1,100		4.799%, 12/15/29(h)	1,040,555
			Ser. 2006-C4, Class A4,
Aaa	1,700		5.887%, 6/15/38(h)	1,705,743

			Merrill Lynch Mortgage Trust,
			Ser. 2004-KEY2, Class A3,
Aaa	1,500		4.615%, 8/12/39	1,436,510
			Merrill Lynch/Countrywide Commercial Mortgage Trust,
			Ser. 2006-2, Class A4,
Aaa	385		5.91%, 6/12/46(h)	386,359
			Ser. 2007-5, Class A4,
Aaa	2,600		5.378%, 8/12/48	2,482,904
			Morgan Stanley Capital I,
			Ser. 2005-IQ9, Class A4,
AAA(e)	1,410		4.66%, 7/15/56	1,333,180
			Morgan Stanley Dean Witter Capital I,
			Ser. 2000-PRIN, Class A3,
Aaa	109		7.36%, 2/23/34	109,040
			Wachovia Bank Commercial Mortgage Trust,
			Ser. 2003-C3, Class A2,
AAA(e)	3,930		4.867%, 2/15/35	3,787,454
			Ser. 2003-C9, Class A3,
AAA(e)	1,245		4.608%, 12/15/35	1,210,473

			Total commercial mortgage backed securities	39,033,481

CORPORATE BONDS 38.8%
Aerospace & Defense
			Raytheon Co., Notes,
Baa1	48		4.50%, 11/15/07	47,868

Airlines 1.0%
			American Airline, Inc.,
			Pass-Thru Certs., Ser. 01-1,
Ba1	1,150		6.817%, 5/23/11	1,132,750
			Continental Airlines, Inc.,
			Pass-Thru Certs., Ser. 00-2,
Baa2	1,800		7.487%, 10/2/10	1,869,228
			Ser. 01-1,
Baa2	7		6.703%, 6/15/21	6,942
Ba1	537		7.373%, 12/15/15	528,726
			Ser. A,
Baa1	500		5.983%, 4/19/22	479,685
			United Airlines, Inc.,
Baa2	450		6.636%, 7/2/22	443,925
			United Airlines, Inc.,
			Pass-Thru Certs., Ser. A-4,
NR	123		9.21%, 1/21/17	61,629

				4,522,885

Automotive 0.7%
			Ford Motor Co., Bank Loan,
Ba3	995	(g)	8.36%, 12/12/13	935,577
			Ford Motor Credit Co., Notes,
B1	800		6.625%, 6/16/08	794,729
B1	200		7.875%, 6/15/10	191,256
			General Motors Acceptance Corp., Notes,
Caa1	500		7.20%, 1/15/11	450,000
			Oshkosh Truck Corp., Bank Loan,
Ba3	995	(g)	7.11%, 12/6/13	956,443

				3,328,005

Banking 2.9%
			Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress),
			Notes,
Ba1	775	(f)	8.20%, 6/25/12	745,938
			Banco BMG SA (Brazil), Sr. Unsec.’d. Notes,
Ba1	1,775	(f)	8.75%, 7/1/10	1,795,412
			Chuo Mitsui Trust & Banking Co. Ltd, (Japan), Sub. Notes,
A2	650	(f)	5.506%, 12/29/49(h)	608,574
			Depfa ACS Bank (Ireland),
Aaa	1,395	(f)	5.125%, 3/16/37	1,255,882
			Dnb Norbank Asa (Norway), Notes,
Aa1	600		5.4025%, 2/25/08(h)	599,885
			Dresdner Kleinwort Wasserstein (Germany), Notes,
Ba2	400		7.75%, 9/23/09	402,120
			HBOS PLC (United Kingdom), Sub. Notes,
A1	100	(f)	5.92%, 9/29/49(h)	89,517
			HSBC Holdings PLC (United Kingdom), Unsec’d. Notes,
Aa3	100		6.50%, 5/2/36	99,729
			HSBK Europe BV (Netherlands), Gtd. Notes,
Baa2	985	(f)	7.25%, 5/3/17	916,050
			ICICI Bank Ltd. (India), Bonds,
Baa2	900	(b)(f)	7.25%, 12/31/49(h)	875,710
			ICICI Bank, Ltd. (Singapore), Notes,
Baa2	600	(f)	5.75%, 11/16/10	591,268
			JPMorgan Chase Capital XXII, Gtd. Notes,
Aa3	700		6.45%, 2/2/37	640,409
			Kazkommerts International BV (Netherlands), Gtd. Notes,
Baa2	650	(b)(f)	7.875%, 4/7/14	614,250
Baa2	360	(b)(f)	8.00%, 11/3/15	329,580
			Krung Thai Bank PCL (Thailand),
			Sub. Notes,
Baa3	700		7.378%, 12/31/49(h)	692,255
			Northern Rock PLC (United Kingdom), Sub Notes,
A1	400	(f)	6.594%, 12/31/49(h)	390,616
			Resona Preferred Global Securities Ltd.
			(Cayman Islands), Notes,
A2	900	(f)	5.85%, 9/29/49(h)	854,484
			Russian Standard Finance SA for Russian Standard Bank
			(Luxembourg), Sr. Unsec’d. Notes,
Ba2	800	(f)	7.50%, 10/7/10	744,000
			Sumitomo Mitsui Banking Corp. (Japan), Notes,
Aa3	1,600	(f)	5.625%, 7/29/49(h)	1,519,481

				13,765,160

Brokerage 1.3%
			Goldman Sachs Group, Inc., Sub. Notes,
A1	2,430		6.45%, 5/1/36	2,302,425
			Lehman Brothers Holdings, Inc., Sub. Notes,
A2	520		6.50%, 7/19/17	510,709
			Merrill Lynch & Co, Inc., Sub Notes,
A1	1,500		6.11%, 1/29/37	1,354,077
			Morgan Stanley, Notes, MTN,
Aa3	2,000	(b)	5.55%, 4/27/17	1,882,622

				6,049,833

Building Materials & Construction 0.5%
			American Standard, Inc., Gtd. Notes,
Baa3	855		7.625%, 2/15/10	896,368
			Centex Corp., Sr. Unsec’d., Notes,
Baa2	140		6.50%, 5/1/16	127,604
			RPM International, Inc., Sr. Notes,
Baa3	900		4.45%, 10/15/09	883,958
			Ryland Group, Inc., Sr. Notes,
Baa3	495		5.375%, 6/1/08	493,032

				2,400,962

Cable 1.4%
			Comcast Cable Communications Holdings, Inc.,
			Gtd. Notes,
Baa2	475		9.455%, 11/15/22	596,986
			CSC Holdings, Inc., Sr. Notes,
B2	1,000		7.875%, 12/15/07	1,000,000
			Insight Midwest Holding LLC,
			Bank Loan,
Ba3	1,250	(g)	6.61%, 10/6/13	1,205,903
			Time Warner Cable, Inc.,
			Sr. Unsec’d. Notes,
Baa2	1,365	(f)	5.40%, 7/2/12	1,344,611
Baa2	2,410	(f)	5.85%, 5/1/17	2,324,172

				6,471,672

Capital Goods 1.3%
			Erac USA Finance Co., Notes,
Baa1	700	(f)	6.20%, 11/1/16	692,483
			FedEx Corp., Gtd. Notes,
Baa2	625		7.25%, 2/15/11	660,605
			Honeywell International, Inc., Sr. Notes,
A2	1,750		5.70%, 3/15/37	1,625,180
			Rockwell Automation, Inc., Debs.,
A2	1,500		5.20%, 1/15/98	1,200,866
			Sensata Technologies, Bank Loan,
Ba3	997	(g)	7.105%, 4/27/13	961,530
			United Technologies Corp., Sr. Notes,
A2	945		6.05%, 6/1/36	932,217

				6,072,881

Chemicals 1.4%
			Dow Chemical Co. (The), Debs.
A3	460		7.375%, 11/1/29	496,693
			Huntsman International LLC, Gtd. Notes,
Ba1	550		11.625%, 10/15/10	584,375
			ICI Wilmington, Inc., Gtd. Notes,
Baa2	540		4.375%, 12/1/08	530,865
			Lubrizol Corp.,
			Notes,
Baa3	200		5.875%, 12/1/08	200,675

			Sr. Notes,
Baa3	1,100		4.625%, 10/1/09	1,080,418
			Potash Corp. of Saskatchewan (Canada),
			Notes,
Baa1	2,200		5.875%, 12/1/36	2,054,338
			Union Carbide Corp., Debs.,
Ba2	850		7.50%, 6/1/25	886,064
			Valspor Corp., Sr. Unsub. Notes,
Baa2	670		5.625%, 5/1/12	667,851

				6,501,279

Consumer 0.9%
			Playtex Products, Inc., Sec’d. Notes,
Ba3	450		8.00%, 3/1/11	464,625
			Procter & Gamble Co., Sr. Notes,
Aa3	2,200		5.55%, 3/5/37	2,078,062
			Realogy Corp., Notes,
Caa1	1,000	(b)(f)	11.00%, 4/15/14	883,750
			Western Union Co. (The),
			Gtd. Notes,
A3	470		5.93%, 10/1/16	460,543
			Sr. Unsec’d. Notes,
A3	625		6.20%, 11/17/36	602,090

				4,489,070

Electric 3.5%
			CenterPoint Energy Houston Electric LLC,
			Gen. Ref. Mortgage Bonds., Ser. J2,
Baa2	750		5.70%, 3/15/13	746,252
			Consumers Energy Co., First Mortgage Bonds, Ser. B,
Baa1	250		5.375%, 4/15/13	247,241
			El Paso Electric Co., Sr. Unsec’d. Notes,
Baa2	750		6.00%, 5/15/35	713,419
			Empresa Nacional de Electricidad SA (Chile), Notes,
Baa3	185		8.35%, 8/1/13	203,963
			Energy East Corp., Notes,
Baa2	500		6.75%, 6/15/12	525,196
Baa2	15		6.75%, 9/15/33	15,610
			Enersis SA (Chile), Notes,
Baa3	1,000		7.375%, 1/15/14	1,035,148
			Exelon Corp., Notes,
Baa2	125		4.90%, 6/15/15	115,331
			Georgia Power Co., Unsub. Notes,
A2	560		5.70%, 6/1/17	556,874
			Intergen NV (Netherlands), Sec.’d. Notes,
Ba3	600	(f)	9.00%, 6/30/17	591,000
			Korea East-West Power Co. Ltd. (South Korea),
			Sr. Unsub. Notes,
A1	400	(f)	4.875%, 4/21/11	391,640
			NiSource Finance Corp., Gtd. Notes,
Baa3	355		5.45%, 9/15/20	322,991
			Northern State Power Co., First Mtge. Bonds, Ser. B,
A2	400		8.00%, 8/28/12	445,755
			NRG Energy, Inc., Bank Loans,
Ba1	498	(g)	7.11%, 2/1/13	479,371

Ba1	1,199	(g)	7.11%, 2/1/13	1,154,694
B2	383	(g)	7.86%, 6/8/14	371,268
			Orion Power Holdings, Inc., Sr. Notes,
B2	503		12.00%, 5/1/10	545,755
			PSEG Funding Trust II, Notes,
Baa3	1,500		5.381%, 11/16/07	1,498,748
			Reliant Energy, Inc., Bank Loan,
B2	2,000	(g)	7.11%, 3/31/14	1,914,999
			Sierra Pacific Power Co.,
			Gen. Ref. Mortgage Bonds, Ser. P,
Ba1	975		6.75%, 7/1/37	956,993
			TECO Energy, Inc., Sr. Notes,
Ba1	235		7.50%, 6/15/10	241,424
			TXU Energy Co., LLC, Sr. Unsec’d. Notes,
Baa2	1,955	(f)	5.86%, 9/16/08(h)	1,955,990
			Virginia Electric and Power Co.,
			Sr. Unsec’d. Notes,
Baa1	750		6.00%, 5/15/37	717,311
			Xcel Energy, Inc., Sr. Notes,
Baa1	775		3.40%, 7/1/08	759,945

				16,506,918

Emerging Markets 0.1%
			Alfa Diversified Payment Rights Finance Co. SA
			(Luxembourg), Ser. 1A, Class A,
Baa3	728	(f)	6.96%, 3/15/11(h)	727,500

Energy–Integrated 0.5%
			Suncor Energy, Inc. (Canada), Notes,
A3	800		6.50%, 6/15/38	815,418
			TNK-BP Finance SA (Luxembourg), Gtd. Notes,
Baa2	1,500	(f)	6.625%, 3/20/17	1,395,000

				2,210,418

Energy–Other 1.2%
			GS Caltex Corp. (South Korea), Bonds,
Baa1	775	(f)	7.75%, 7/25/11	833,327
			Halliburton Co., Sr. Notes,
A2	135		5.50%, 10/15/10	135,298
			Newfield Exploration Co., Sr. Sub. Notes,
Ba3	250		6.625%, 4/15/16	236,250
			Nexen, Inc. (Canada), Unsec’d. Notes,
Baa2	835		6.40%, 5/15/37	806,299
			Occidental Petroleum Corp.,
			Notes, MTN,
A3	900		4.25%, 3/15/10	881,702
			Talisman Energy, Inc. (Canada),
			Sr. Unsec’d Notes,
Baa2	925		6.25%, 2/1/38	870,512
			Valero Energy Corp., Sr. Notes,
Baa3	815		6.625%, 6/15/37	811,211
			Weatherford International, Inc.,
			Gtd. Notes,
Baa1	85	(f)	5.95%, 6/15/12	86,174
Baa1	360	(b)(f)	6.35%, 6/15/17	367,372

			Western Oil Sand, Inc. (Canada), Sec’d. Notes,
Ba2	470		8.375%, 5/1/12	514,650

				5,542,795

Foods 1.3%
			ConAgra Foods, Inc., Sr. Unsec’d Notes,
Baa2	435		7.00%, 10/1/28	444,630
			Delhaize America, Inc., Notes,
Baa3	310	(f)	6.50%, 6/15/17	300,681
			Dole Food Co., Inc., Gtd. Notes,
Caa1	1		7.25%, 6/15/10	918
			HJ Heinz Co., Notes,
Baa2	1,100	(f)	6.428%, 12/1/08	1,112,859
			Kraft Foods, Inc., Sr. Unsec’d. Notes,
Baa2	120		5.625%, 11/1/11	118,986
			National Beef Packing Co. LLC,
			Sr. Unsec’d. Notes,
Caa1	700		10.50%, 8/1/11	700,000
			Tyson Foods, Inc., Sr. Unsec’d. Notes,
Ba1	2,425	(b)	6.85%, 4/1/16	2,460,388
Ba2	400		8.25%, 10/1/11	431,256
			Yum! Brands, Inc., Sr. Notes,
Baa2	420		8.875%, 4/15/11	465,326

				6,035,044

Gaming 0.4%
			Las Vegas Sands LLC, Bank Loans,
Ba3	1,000	(g)	7.07%, 5/15/14	952,778
Ba3	250	(g)	7.11%, 5/15/14	238,195
			Mandalay Resort Group, Sr. Sub. Notes,
B1	4		9.375%, 2/15/10	4,090
			MGM Mirage, Inc., Gtd. Notes,
Ba2	750		6.875%, 4/1/16	667,500

				1,862,563

Healthcare & Pharmaceutical 3.6%
			Accellent, Inc., Gtd. Notes,
Caa2	410		10.50%, 12/1/13	393,600
			Alliance Imaging, Inc., Sr. Sub. Notes,
B3	400		7.25%, 12/15/12(k)	376,000
			AmerisourceBergen Corp., Gtd. Notes,
Ba1	2,600	(a)	5.875%, 9/15/15	2,494,740
			Cardinal Health, Inc.,
			Notes,
Baa2	175	(f)	5.80%, 10/15/16	172,050
			Sr. Unsub. Notes,
Baa2	45		5.85%, 12/15/17	43,738
			Community Health Systems, Inc.,
			Bank Loan,
Ba3	1,300	(g)	7.61%, 6/28/14	1,236,625
			Sr. Notes,
B3	800	(f)	8.875%, 7/15/15	777,000

			HCA, Inc.,
			Bank Loan,
Ba3	498	(g)	7.61%, 11/14/13	478,429
			Sec’d. Notes,
B2	600	(f)	9.625%, 11/15/16	595,500
			Health Management Associates,
			Bank Loan,
Ba2	1,496	(g)	7.11%, 2/28/14	1,450,947
			Hospira, Inc., Sr. Notes,
Baa3	1,400		5.55%, 3/30/12	1,401,008
			Inverness Medical Innovations,
			Bank Loan,
B1	1,200	(g)	9.25%, 6/26/14	1,134,000
			PTS ACQ Corp., Bank Loan,
Ba3	1,700	(g)	7.61%, 4/5/14	1,589,500
			Quest Diagnostic, Inc., Gtd. Notes,
Baa3	900		6.95%, 7/1/37	924,063
			Schering-Plough Corp., Sr. Unsec’d. Notes,
Baa1	1,185		5.55%, 12/1/13	1,189,159
			Sun Healthcare Group, Bank Loans,
Ba2	193	(g)	5.255%, 4/12/14	191,172
Ba2	152	(g)	7.32%, 4/12/14	150,207
Ba2	855	(g)	7.355%, 4/12/14	846,621
			Wyeth, Unsub. Notes,
A3	655		5.45%, 4/1/17	637,222
A3	915		5.95%, 4/1/37	868,622
A3	185		6.45%, 2/1/24	192,654

				17,142,857

Healthcare Insurance 1.6%
			Cigna Corp., Sr. Unsec’d. Notes,
Baa2	965		5.375%, 3/15/17	923,131
Baa2	1,600		6.15%, 11/15/36	1,508,394
			Coventry Health Care, Inc.,
			Sr. Unsec’d. Notes,
Ba1	2,100		6.125%, 1/15/15	2,056,128
			Health Net, Inc., Bonds,
Ba2	585		6.375%, 6/1/17	579,516
			United Healthcare Group, Inc., Bonds,
A3	1,640	(f)	6.00%, 6/15/17	1,643,522
			WellPoint, Inc., Sr. Unsec’d. Notes,
Baa1	1,140		5.875%, 6/15/17	1,132,726

				7,843,417

Insurance 1.1%
			Ace INA Holdings, Inc., Gtd. Notes,
A3	300		5.70%, 2/15/17	292,197
			Allied World Assurance Holdings Ltd., Sr. Unsec’d. Notes,
Baa1	500		7.50%, 8/1/16	523,934
			Allstate Corp. (The), Sr. Notes,
A1	45		5.95%, 4/1/36	42,501
			American International Group, Inc.,
			Notes,
Aa2	625	(a)	4.25%, 5/15/13	585,829
			Sr. Notes,
Aa2	200		5.05%, 10/1/15	191,257

			Axis Capital Holdings Ltd., Notes,
Baa1	2,350		5.75%, 12/1/14	2,298,497
			Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes,
Baa2	500		5.75%, 9/15/15	475,385
			Travelers Cos., Inc. (The), Sr. Unsec.’d Notes,
A3	820		6.25%, 6/15/37	789,865
			XL Capital Ltd. (Cayman Islands),
			Notes,
Baa2	260		6.50%, 12/31/49(h)	232,024
			Sr. Notes,
A3	25		5.25%, 9/15/14	23,909

				5,455,398

Lodging 0.2%
			Felcor Lodging LP, Notes,
Ba3	500		7.26%, 12/1/11(h)	495,625
			Royal Caribbean Cruises Ltd. (Liberia),
			Sr. Notes,
Ba1	440		8.00%, 5/15/10	455,339

				950,964

Media & Entertainment 1.4%
			Clear Channel Communications, Inc.,
			Gtd. Notes,
Baa3	1,055		8.00%, 11/1/08	1,062,043
			Dex Media West LLC, Gtd. Notes, Ser. B,
B2	680		9.875%, 8/15/13	714,000
			Idearc, Inc., Bank Loans,
Ba2	250	(g)	6.86%, 11/17/13	238,068
Ba2	498	(g)	7.36%, 11/9/14	473,756
			RH Donnelley Corp., Bank Loan,
Ba1	1,297	(g)	6.86%, 6/30/11	1,245,896
			Time Warner, Inc., Gtd. Notes,
Baa2	760		5.875%, 11/15/16	732,616
			Univision Communications Inc., Bank Loan,
Ba3	1,300	(g)	7.61%, 9/16/14	1,194,863
			Viacom, Inc., Sr. Notes,
Baa3	700		5.75%, 4/30/11	697,559
Baa3	425		6.875%, 4/30/36	399,666

				6,758,467

Metals 0.6%
			Alcan, Inc. (Canada),
			Sr. Unsec’d. Notes,
Baa1	200		5.75%, 6/1/35	182,463
			Alcoa, Inc., Bonds,
A2	160		5.90%, 2/1/27	150,145
			Novelis, Inc. (Canada), Gtd. Notes,
B3	87		7.25%, 2/15/15	87,218
			Peabody Energy Corp., Gtd. Notes,
Ba1	200		7.375%, 11/1/16	195,500
			Russel Metals, Inc. (Canada), Gtd. Notes,
Ba2	295		6.375%, 3/1/14	277,300

			United States Steel Corp., Sr. Unsub. Notes,
Baa3	820		6.05%, 6/1/17	790,510
			Vale Overseas Ltd. (Cayman Islands), Gtd. Notes,
Baa3	475		6.875%, 11/21/36	462,056
			Xstrata Finance Canada Ltd. (Canada), Gtd. Notes,
Baa2	900	(f)	5.50%, 11/16/11	894,775

				3,039,967

Non–Captive Finance 3.7%
			Bosphorus Financial Services Ltd. (Cayman Islands), Sec’d. Notes,
Baa2	995	(f)	7.16%, 2/15/12(h)	997,886
			Calabash Re Ltd. (Cayman Islands), Notes,
BB(e)	600	(f)(g)	13.76%, 1/8/10(h)	598,800
			Capital One Financial Corp., Sub. Notes,
Baa1	150		6.15%, 9/1/16	145,716
			CIT Group, Inc., Sr. Notes,
A2	2,480		5.65%, 2/13/17	2,322,965
			Countrywide Financial Corp., MTN, Gtd. Notes,
A3	815	(b)	5.80%, 6/7/12	783,561
			GE Capital Australia Funding Pty. Ltd. (Australia),
			MTN, Gtd. Notes,
Aaa	AUD 1,090		6.00%, 4/15/15	869,614
			General Electric Capital Corp., Sr. Unsec’d. Notes,
Aaa	700	(b)	5.39%, 10/26/09(h)	700,189
Aaa	2,300		5.42%, 10/6/10(h)	2,300,271
			GMAC LLC, Sr. Unsub. Notes,
Ba1	100		6.00%, 12/15/11	90,211
			HSBC Finance Capital Trust IX, Gtd. Notes,
A1	900		5.911%, 11/30/35(h)	867,686
			Nelnet Inc., Notes,
Baa3	1,750		7.40%, 9/29/36(h)	1,737,449
			Phoenix Quake Ltd. (Cayman Islands), Notes,
Baa3	300	(f)	7.81%, 7/3/08(h)	301,410
			Phoenix Quake Wind Ltd. (Cayman Islands), Notes,
Baa3	400	(f)	7.81%, 7/3/08(h)	400,480
			Preferred Term Securities Ltd. (Cayman Islands), Sr. Notes,
Aaa	1,100	(f)(g)	6.08%, 7/3/33(h)	1,104,730
			Residential Capital Corp.,
			Sr. Notes,
Baa3	1,650		6.50%, 4/17/13	1,480,670
			Sr. Unsec’d Notes,
Baa3	1,000		6.375%, 6/30/10	941,370
Baa3	GBP 1,000		7.875%, 7/1/14	1,857,659

				17,500,667

Non-Corporate Foreign Agency 1.5%
			China Development Bank (China), Notes,
A1	100		5.00%, 10/15/15	94,058
			Credit Suisse First Boston International for CJSC
			The EXIM of Ukraine
			(United Kingdom), Bonds,
Ba2	400		6.80%, 10/4/12	383,600
			Export-Import Bank China, (China), Notes,
A1	100	(f)	4.875%, 7/21/15	93,412
			Gazprom International SA (Luxembourg), Gtd. Notes,
BBB+(e)	572	(f)	7.201%, 2/1/20	579,406

			Gazprom OAO (Russia), Sec’d. Notes,
A3	420		10.50%, 10/21/09	457,061
			National Power Corp. (Philippines), Gtd. Notes,
BB-(e)	1,390	(f)	9.61%, 8/23/11(h)	1,532,475
			Pemex Project Funding Master Trust, Gtd. Notes,
Baa1	100		6.625%, 6/15/35	97,498
Baa1	300		7.375%, 12/15/14	318,308
Baa1	600		8.00%, 11/15/11	646,200
Baa1	1,000		9.125%, 10/13/10	1,095,000
			Petroleum Export Ltd. (Cayman Islands), Sr. Notes,
Baa1	83	(f)	5.265%, 6/15/11	81,200
			Petronas Capital Ltd. (Malaysia), Gtd. Notes,
A1	1,530	(f)	7.00%, 5/22/12	1,608,964
			Ras Laffan Liquefied Natural Gas Co. Ltd. (Qatar), Bonds,
Aa2	250	(f)	5.298%, 9/30/20	238,198

				7,225,380

Packaging 0.2%
			Pactiv Corp., Sr. Unsub. Notes,
Baa2	805		5.875%, 7/15/12	813,324

Paper 0.6%
			Catalyst Paper Corp. (Canada), Gtd. Notes,
B2	525		8.625%, 6/15/11	471,188
			Domtar Corp., Bank Loan,
Ba1	720	(g)	6.695%, 3/7/14	689,760
			Graphic Packaging International Corp., Gtd. Notes,
B2	780		8.50%, 8/15/11	774,150
			International Paper Co., Notes,
Baa3	725		4.00%, 4/1/10	697,455
			Norampac, Inc. (Canada), Sr. Notes,
Ba3	485		6.75%, 6/1/13	443,775

				3,076,328

Pipelines & Other 1.2%
			Atmos Energy Corp., Notes,
Baa3	1,290		4.00%, 10/15/09	1,252,586
			El Paso Corp., Sr. Notes, MTN,
Ba3	700	(b)	7.75%, 1/15/32	672,181
			Enterprise Products Operating LP, Sr. Notes,
Baa3	900		4.00%, 10/15/07	896,943
			Kinder Morgan, Inc., Bank Loan,
Ba2	1,261	(g)	6.86%, 5/22/14	1,194,162
			Oneok, Inc., Sr. Unsec’d. Notes,
Baa2	1,500		5.51%, 2/16/08	1,500,747

				5,516,619

Railroads 0.2%
			Burlington Northern Santa Fe Corp.,
			Unsec’d. Notes,
Baa1	850		6.15%, 5/1/37	805,578

Real Estate Investment Trusts 0.2%
			Equity One, Inc., Gtd., Notes,
Baa3	500		3.875%, 4/15/09	485,779
			Post Apartment Homes LP, Sr. Notes,
Baa3	665		5.45%, 6/1/12	651,606

				1,137,385

Retailers 1.1%
			Couche-Tard Finance Corp., Sr. Sub. Notes,
Ba2	1,510		7.50%, 12/15/13	1,487,350
			CVS Caremark Corp., Sr. Unsec’d Notes,
Baa2	1,310		6.25%, 6/1/27	1,249,791
			Gap, Inc. (The), Notes,
Ba1	2,400		6.90%, 9/15/07	2,399,552
			Home Depot, Inc., Sr. Unsec’d. Notes,
Baa1	160		5.875%, 12/16/36	138,921

				5,275,614

Technology 0.7%
			Certegy, Inc., Notes,
Ba2	650		4.75%, 9/15/08	638,853
			Equifax, Inc., Notes,
Baa1	375		4.95%, 11/1/07	374,338
			Freescale Semiconductor, Inc.,
			Sr. Notes,
B1	1,500	(f)	9.125%, 12/15/14	1,323,750
			Sr. Unsub. Notes,
B2	500	(b)(f)	10.125%, 12/15/16	440,000
			Jabil Circuit, Inc., Sr. Notes,
Ba1	400		5.875%, 7/15/10	398,073
			Motorola, Inc., Sr. Unsec’d. Notes,
Baa1	31		8.00%, 11/1/11	33,466

				3,208,480

Telecommunications 2.0%
			ALLTEL Ohio LP, Gtd. Notes,
A2	178	(f)	8.00%, 8/15/10	173,602
			AT&T Corp., Sr. Notes,
A2	600		8.00%, 11/15/31	715,237
			Cingular Wireless Services, Inc.,
			Notes,
A2	505		8.125%, 5/1/12	556,271
			Sr. Notes,
A3	1,325		8.75%, 3/1/31	1,639,789
			Embarq Corp., Sr. Unsec’d. Notes,
Baa3	3,100	(b)	7.082%, 6/1/16	3,097,156
			Quest Capital Funding, Inc., Gtd. Notes,
B1	400		7.25%, 2/15/11	389,500
			Qwest Corp.,
			Sr. Notes
Ba1	500		7.625%, 6/15/15	490,000
Ba1	250		7.875%, 9/1/11	253,750
			Sprint Nextel Corp., Unsec’d. Notes,
Baa3	1,050		6.00%, 12/1/16	990,896

				Telecom Italia Capital SA (Luxembourg),
				Gtd. Notes,
Baa2		540		4.875%, 10/1/10	528,060
				TELUS Corp. (Canada), Notes,
Baa1		500		8.00%, 6/1/11	535,411
				Verizon Communications, Inc., Sr. Notes,
A3		30		5.85%, 9/15/35	27,473

					9,397,145

Tobacco 0.5%
				Altria Group, Inc.,
				Debs,
Baa1		75		7.75%, 1/15/27	88,655
				Notes,
Baa1		325		7.65%, 7/1/08	330,873
				Reynolds American, Inc.,
				Gtd. Notes,
Ba1		1,200		6.50%, 7/15/10	1,215,888
Ba1		650		6.75%, 6/15/17	648,820

					2,284,236

				Total corporate bonds	183,966,679

FOREIGN GOVERNMENT OBLIGATIONS 4.8%
				Brazilian Government International Bonds,
Ba2		1,500		9.25%, 10/22/10	1,635,000
Ba2	BRL	1,250	(b)	12.50%, 1/5/16	781,540
				Deutsche Bundesrepublik,
Aaa	EUR	1,620		4.00%, 1/4/37	2,043,867
				Federal Republic of Argentina,
B3		540		3.00%, 4/30/13(h)	341,820
B3		1,425		5.475%, 8/3/12(h)	1,298,460
				Hungary Government Bond,
A2	HUF	226,630		8.00%, 2/12/15	1,307,908
				Jamaican Government Bond,
B1	EUR	255		11.00%, 7/27/12	399,468
				Mexican Bonos
Baa1	MXN	29,500		8.00%, 12/24/08	2,701,991
				Mexico Government International Bond,
Baa1		780		6.06%, 1/13/09(h)	783,120
Baa1		1,000		8.00%, 9/24/22	1,183,500
				Panama Government International Bond,
Ba1		310		9.375%, 7/23/12	353,400
				Peru Enhanced Pass-Thru Finance Ltd.
Ba2		490	(f)	Zero, 5/31/18	324,625
				Peru Government International Bond,
Ba2		1		6.55%, 3/14/37	1,118
				Poland Government Bond, Ser. 1015,
A2	PLN	10,820		6.25%, 10/24/15	4,075,445
				Russian Government International Bond,
Baa2		860	(f)	8.25%, 3/31/10	886,856
				Sweden Government Bond,
Aaa	SEK	20,520		6.75%, 5/5/14	3,465,124
				Turkey Government International Bond,
Ba3		475		9.875%, 3/19/08	484,500

		Uruguay Government International Bond,
B1	160	7.25%, 2/15/11	164,800
		Venezuela Government International Bond,
B2	625	10.75%, 9/19/13	696,875

		Total foreign government obligations	22,929,417

MORTGAGE BACKED SECURITIES 35.0%
		Federal Home Loan Mortgage Corp.
	1,158	4.50%, 2/1/19 - 7/1/19	1,107,418
	4,673	5.00%, 11/1/18 - 5/1/34	4,502,666
	1,139	5.234%, 12/1/35(h)	1,121,620
	2,440	5.50%, 10/1/33 - 7/1/34	2,370,667
	4,500	5.50%, TBA 30 YR	4,346,721
	4,894	6.00%, 2/1/16 - 12/1/36	4,878,787
	864	6.50%, 3/1/16 - 11/1/33	880,884
	406	7.00%, 9/1/32	418,445
	6	7.42%, 7/1/30(h)	6,114
	46	8.50%, 8/1/24 - 12/1/25	49,488
		Federal National Mortgage Association
	3,354	4.00%, 5/1/19 - 3/1/20	3,120,459
	11,026	4.50%, 6/1/18 - 9/1/35	10,311,964
	2,500	4.50%, TBA 15 YR	2,381,250
	11,465	5.00%, 9/1/17 - 8/1/35	11,163,313
	1,000	5.00%, TBA 15 YR	969,375
	15,250	5.00%, TBA 30 YR	14,301,633
	50	5.474%, 1/1/28(h)	50,688
	48,514	5.50%, 3/1/16 - 10/1/35	47,154,433
	1,000	5.50%, TBA 15 YR	987,500
	110	5.504%, 5/1/36(h)	110,813
	29,544	6.00%, 5/1/16 - 12/1/36	29,371,601
	1,000	6.00%, TBA 30 YR	990,625
	347	6.422%, 9/1/40(h)	353,315
	3,738	6.50%, 12/1/17 - 11/1/33	3,809,422
	12,000	6.50%, TBA 30 YR	12,112,500
	257	7.00%, 3/1/32 - 6/1/32	265,885
	32	7.243%, 9/1/31(h)	32,790
		Government National Mortgage Association
	6,209	5.50%, 8/15/33 - 7/15/35	6,048,318
	563	6.00%, 1/15/33 - 12/15/33	563,587
	29	6.125%, 11/20/29(h)	29,217
	192	6.375%, 5/20/30(h)	194,227
	2,022	6.50%, 9/15/32 - 11/15/33	2,065,102
	2	8.00%, 8/20/31	1,687
	3	8.50%, 6/15/30	2,920

		Total mortgage backed securities	166,075,434

MUNICIPAL BONDS 0.6%
California 0.3%
		Golden State Tobacco Securitization Corp.,
		Tobacco Settlement Rev.,
		Ser 2003-A-1
Aaa	1,100	6.25%, 6/1/33	1,201,013
Aaa	300	6.75%, 6/1/39	343,902

			1,544,915

Georgia 0.1%
			Georgia St. Rd. & Twy. Auth. Rev.,
Aaa	400		5.00%, 3/1/21	413,708

Pennsylvania 0.2%
			Adams Cnty. Penn., F.G.I.C., G.O.,
Aaa	1,000		4.75%, 11/15/28	1,006,490

			Total municipal bonds	2,965,113

STRUCTURED NOTES 2.8%
			Dow Jones CDX High Yield, Pass-Thru Certs.,
			Ser. 5-T3,
B3	1,750	(f)	8.25%, 12/29/10	1,776,250
			Ser. 6-T1,
B3	2,624	(f)	8.625%, 6/29/11	2,580,868
			Ser. 8-T1,
B3	9,600	(b)(f)	7.625%, 6/29/12	8,616,000

			Total structured notes	12,973,118

U.S. GOVERNMENT AGENCY OBLIGATIONS
			FHA Loan 1993-13,
	184		6.68%, 5/1/10	184,657

			Total long-term investments (cost $478,620,343)	466,085,688

	Shares
SHORT–TERM INVESTMENTS 11.3%
AFFILIATED MUTUAL FUNDS 11.3%
	2,623,785		Dryden Core Investment Fund–Short Term Bond Series (cost $26,246,686)(d)	26,027,948
	27,689,941		Dryden Core Investment Fund–Taxable Money Market Series (cost $27,689,941; included $14,360,807 received for securities on loan)(c)(d)	27,689,941

			Total affiliated mutual funds (cost $53,936,627)	53,717,889

	Contracts
OUTSTANDING OPTIONS PURCHASED*
Call Options
			90 Day Euro Futures,
	125		expiring 9/17/2007 @ $94.63	31,250
			90 Day Euro Futures,
	125		expiring 9/19/2007 @ $95.00	5,469
			U.S. 10 Yr. Note,
	46		expiring 8/24/2007 @ $104.00	157,406

			Total outstanding options purchased (cost $97,529)	194,125

			Total short-term investments (cost $54,034,156)	53,912,014

			Total Investments, Before Outstanding Options Written 109.5% (cost $532,654,499)(i)	519,997,702

OUTSTANDING OPTIONS WRITTEN*
Call Options
	90 Day Euro Futures,
125	expiring 9/17/2007 @ $94.75	(14,844)
	90 Day Euro Futures,
125	expiring 9/17/2007 @ $94.88	(9,375)
	U.S. 10 Yr. Note,
46	expiring 8/24/2007 @ $106.00	(71,156)

	Total outstanding options written (premiums received $50,302)	(95,375)

	Total Investments, Net of Outstanding Options Written 109.5% (cost $532,604,197)(j)	519,902,327
	Liabilities in excess of other assets (9.5%)(k)	(44,935,458)

	Net Assets 100.0%	$474,966,869

The following abbreviations are used in portfolio descriptions:

AUD - Australian Dollar

BRL - Brazilian Real

CNY - Chinese Yuan

EUR - Euro

F.G.I.C - Financial Guaranty Insurance Company

GBP - British Pound

G.O. - General Obligation

HUF - Hungarian Forint

I/O - Interest Only

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

NOK - Norwegian Krone

NR - Not rated by Moody’s or Standard & Poor’s

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

TBA - To Be Announced Security

*	Non-income producing security.
#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $14,083,986; cash collateral of $14,360,807 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(g)	Indicates securities that have been deemed illiquid.
(h)	Variable rate instrument.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized (Depreciation)
$ 533,207,202	$ 2,614,033	$ (15,823,533)	$ (13,209,500)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(j)	As of July 31, 2007, 31 securities representing $14,413,863 and 2.8% of the total market value was faired valued in accordance with the policies adopted by the Board of Directors.
(k)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at July 31, 2007:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
	Long Positions:
12	Canadian 10 Yr. Bond	Sept. 2007	$1,246,282	$1,249,381	$3,099
37	Euro Schaltz	Sept. 2007	5,189,786	5,205,443	15,657
1	Japanese 10 Yr. Bond	Sept. 2007	1,111,810	1,123,961	12,151
119	U.S. Treasury 10 Yr. Note	Sept. 2007	12,529,990	12,783,203	253,213

					284,120

	Short Positions:
1	Australian 10 Yr Bond	Sept. 2007	79,890	80,082	(192)
20	Euro 10 Yr. Bund	Sept. 2007	3,026,794	3,085,195	(58,401)
3	U.K. Long GILT	Sept. 2007	643,329	643,031	298
12	U.S. Long Bond	Sept. 2007	1,305,389	1,320,750	(15,361)
59	U.S. Treasury 2 Yr. Note	Sept. 2007	12,078,287	12,091,313	(13,026)
7	U.S. Treasury 5 Yr. Note	Sept. 2007	736,194	738,281	(2,087)

					(88,769)

					$195,351

Forward Foreign currency exchange contracts outstanding at July 31, 2007:

Foreign Currency Contract		Contracts to Deliver	Payable at Settlement Date	Value at July 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
expiring 08/22/07	AUD	555,966	$474,400	$473,475	$(925)
Brazilian Real
expiring 10/23/08	BRL	1,778,063	725,000	944,121	219,121
British Pound
expiring 08/24/07	GBP	234,019	474,400	475,149	749
Chinese Yuan
expiring 09/25/07	CNY	192,088	25,000	25,654	654
expiring 11/07/07	CNY	1,245,580	164,000	167,441	3,441
expiring 11/21/07	CNY	1,501,800	200,000	202,317	2,317
Euro
expiring 08/23/07	EUR	344,392	473,756	471,589	(2,167)
New Zealand Dollar
expiring 08/22/07	NZD	826,445	661,752	628,490	(33,262)
expiring 08/22/07	NZD	618,175	474,400	470,107	(4,293)
Norwegian Krone
expiring 08/23/07	NOK	2,757,160	476,400	473,154	(3,246)
expiring 08/23/07	NOK	2,755,647	474,400	472,894	(1,506)
Russian Ruble
expiring 11/02/07	RUB	2,967,380	113,000	116,450	3,450
expiring 11/02/07	RUB	2,968,510	113,000	116,494	3,494
expiring 12/07/07	RUB	2,562,455	98,000	100,582	2,582
expiring 12/07/07	RUB	7,543,281	287,500	296,091	8,591
expiring 12/07/07	RUB	7,539,688	287,500	295,950	8,450

					207,450

Sold:
Australian Dollar
expiring 08/22/07	AUD	470,728	415,496	400,884	14,612
expiring 08/22/07	AUD	551,293	476,400	469,495	6,905
British Pound
expiring 08/24/07	GBP	719,456	1,484,574	1,460,777	23,797
expiring 08/24/07	GBP	233,352	476,400	473,796	2,604
Chinese Yuan
expiring 09/25/07	CNY	192,088	25,612	25,655	(43)
expiring 11/07/07	CNY	1,245,580	167,102	167,441	(339)
expiring 11/21/07	CNY	1,501,800	201,855	202,317	(462)
Euro
expiring 08/24/07	EUR	1,280,243	1,773,291	1,753,149	20,142
expiring 08/24/07	EUR	347,082	476,400	475,288	1,112
Hungarian Forint
expiring 08/23/07	HUF	179,121,682	990,389	967,722	22,667
Japanese Yen
expiring 08/24/07	JPY	19,875,882	165,472	168,355	(2,883)
Mexican Peso
expiring 08/20/07	MXN	29,512,658	2,736,124	2,684,110	52,014
New Zealand Dollar
expiring 08/22/07	NZD	612,410	476,400	465,722	10,678
Norwegian Krone
expiring 08/23/07	NOK	2,757,160	473,756	473,154	602
Polish Zloty
expiring 08/23/07	PLN	783,841	286,300	282,912	3,388
expiring 08/23/07	PLN	10,480,977	3,789,081	3,782,899	6,182
Russian Ruble
expiring 11/02/07	RUB	5,935,890	227,124	232,944	(5,820)
expiring 12/07/07	RUB	17,645,424	674,906	692,624	(17,718)
Swedish Krona
expiring 08/23/07	SEK	23,399,141	3,483,877	3,476,976	6,901

					144,339

					$351,789

Interest rate swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	7/3/2012	$6,000	5.50777%	3 month LIBOR	$46,156
Morgan Stanley Capital Services(a)	12/22/2016	1,270	6.8075%	3 month NZD-BBR-FRA	(58,177)
Morgan Stanley Capital Services(a)	3/2/2017	815	6.86%	3 month NZD-BBR-FRA	(21,905)
Citibank, N.A.(a)	3/12/2017	2,858	6.9675%	3 month NZD-BBR-FRA	(46,676)
JP Morgan Chase Bank(b)	5/17/2017	2,920	7.325%	3 month NZD-BBR-FRA	56,290
Merrill Lynch Capital Services, Inc.(a)	8/2/2017	3,160	5.52959%	3 month LIBOR	—
Merrill Lynch Capital Services, Inc.(a)	6/14/2037	2,125	6.00774%	3 month LIBOR	91,523
Merrill Lynch Capital Services, Inc.(a)	6/18/2037	1,320	5.95197%	3 month LIBOR	99,841

					$167,052

(a) Portfolio pays the floating rate and receives the fixed rate.
(b) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at July 31, 2007:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	$334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	$170
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Tyco Electronics Ltd.(c)	917
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	333	0.82%	Covidien Ltd.(c)	(327)
Morgan Stanley Capital Services, Inc.(b)	12/9/2009	800	0.60%	RPM International, Inc., 6.25%, due 12/15/13	(7,895)
Morgan Stanley Capital Services, Inc.(b)	12/20/2009	100	0.75%	RPM International, Inc., 6.25%, due 12/15/13	(1,361)
Merrill Lynch Capital Services, Inc.(b)	12/20/2009	1,000	4.55%	General Motors Corp., 7.125%, due 05/25/13	(26,186)
Deutsche Bank AG(b)	12/25/2009	400	2.75%	Fieldstone Mortgage Investment Corp., 7.65%, due 05/25/36	253,286
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	5,433
Morgan Stanley Capital Services, Inc.(a)	9/20/2015	1,000	0.57%	Dow Chemical Co., Inc., 5.375%, due 12/15/13	1,460
Morgan Stanley Capital Services, Inc.(b)	3/25/2035	1,000	1.88%	Centex Home Equity, Ser. 2005-B, Class B, 6.67%, 03/25/35	88,535
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 9/25/35	120,474
Morgan Stanley Capital Services, Inc.(b)	11/25/2035	1,000	2.15%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M8, 7.57%, 11/25/35	225,999
Morgan Stanley Capital Services, Inc.(b)	11/25/2035	1,000	2.33%	Residential Asset Mortgage Products, Inc., Ser. 2005-EFC6, Class M8, 7.07%, 11/25/35	94,330
Merrill Lynch Capital Services, Inc.(b)	12/25/2035	200	2.04%	Accredited Mortgage Loan Trust, Ser. 2005-4, Class M9, 7.82%, 12/25/35	34,607
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	2,000	2.78%	Accredited Mortgage Loan Trust, Ser. 2006-1, Class M8, 6.47%, 04/25/36	268,452
Deutsche Bank AG(b)	4/25/2036	150	3.05%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF10, Class M9, 7.22%, 07/25/36	90,355
Morgan Stanley Capital Services, Inc.(b)	4/25/2036	65	3.15%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF5, Class M9, 7.27%, 04/25/36	39,521
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	2,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 5/25/36	392,427
Deutsche Bank AG(b)	6/25/2036	400	2.53%	Residential Asset Securities Corp., 7.32%, 06/25/36	256,190
Citibank, NA(b)	6/25/2036	300	3.25%	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2006-FF9, Class M9, 7.22%, 06/25/36	182,873
Morgan Stanley Capital Services, Inc.(b)	7/25/2036	1,000	3.17%	Residential Asset Securities Corp., Ser. 2006-EMX5, Class M9, 7.42%, 07/25/36	647,775
Merrill Lynch Capital Services, Inc.(b)	9/25/2036	1,000	2.43%	Accredited Mortgage Loan Trust, Ser. 2006-2, Class M9, 7.22%, 9/25/36	277,469
Citibank, NA(b)	5/25/2037	1,000	3.75%	Countrywide Asset-Backed Certificates, Ser. 2006-24, Class M7, 6.27%, 5/25/37	269,063

					$3,213,567

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(c)	As a result of a spin off from Tyco International Ltd., prior to July 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or loses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.